NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES) (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Net Investment Income
Net investment income is shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Available-for-sale fixed maturity securities	$830	$560	$56
Equity securities	25	6	—
Mortgage loans	325	208	3
Private loans	107	27	3
Investment funds	124	34	4
Policy loans	17	14	—
Short-term investments	221	58	2
Real estate and other invested assets	160	71	—
Equity accounted investments	—	—	8
Total net investment income	$1,809	$978	$76

Schedule of Net Unrealized and Realized Investment Gains (Losses)
Net unrealized and realized investment gains (losses) are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Available-for-sale fixed maturity securities	$(105)	$(110)	$14
Equity securities and equity method discontinuation	372	(55)	(42)
Mortgage loans	(27)	(64)	(4)
Private loans	(13)	—	(12)
Short-term investments and other invested assets	307	44	(11)
Total investment related gains (losses), net	$534	$(185)	$(55)